STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
STOCK-BASED COMPENSATION
Schedule of allocation of recognized compensation cost

Non‑cash stock‑based compensation expense related to equity awards is included in the following line items in the accompanying consolidated statements of income for the years ended December 31, 2017, 2016 and 2015 (in millions):

	Year Ended December 31,
	2017	2016	2015
Cost of sales	$2	$2	$1
Selling and marketing expense	2	2	1
General and administrative expense	18	14	11
Non-cash compensation expense	22	18	13
Income tax benefit	(8)	(7)	(5)
Non-cash compensation expense after income taxes	$14	$11	$8

Schedule of RSU award activity

The following table summarizes RSU activity during the years ended December 31, 2017, 2016 and 2015:

		Weighted-Average
		Grant Date
	Shares	Fair Value
	(In millions)
Non-vested RSUs at December 31, 2014	2	$20.23
Granted	1	25.64
Vested	(1)	17.34
Forfeited	—	21.98
Non-vested RSUs at December 31, 2015	2	$22.98
Granted	2	13.53
Vested	(1)	20.52
Forfeited	—	16.36
Non-vested RSUs at December 31, 2016	3	$16.71
Granted	1	20.55
Vested	(1)	17.58
Forfeited	—	20.01
Non-vested RSUs at December 31, 2017	3	$17.53